SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In January 2024, the Company took delivery of the Odin Highway, the third of four newbuild 7,000 CEU dual-fuel car carriers. The vessel immediately commenced its new 10-year time charter to K Line.

In January 2024, the Company issued 43,708 new shares to an officer in settlement of options issued in 2019 pursuant to the Company’s incentive program. The weighted average exercise price of the options exercised was $6.62 per share and the total intrinsic value of the options exercised was $0.5 million.

In February 2024, SFL awarded 440,000 options to its employees, officers and directors pursuant to the Company’s incentive program. The options have a five-year term and a three-year vesting period and the first options will be exercisable from February 2025 onwards. The initial strike price was $12.02 per share.

On February 14, 2024, the Board of Directors declared a dividend of $0.26 per share which will be paid in cash on or around March 28, 2024 to shareholders of record as of March 15, 2024.

In March 2024, Maersk declared a further 12 months extension option each for the 8,700 TEU container vessel, San Felipe and 9,500 TEU container vessel, Maersk Skarstind.